FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Risk Management [Abstract]
FINANCIAL RISK MANAGEMENT	FINANCIAL RISK MANAGEMENT
Pharming is exposed to several financial risks: market risks (being currency risk and interest rate risk), credit risks and liquidity risks. The Board of Directors and the Executive Committee are responsible for the management of currency, interest, credit and liquidity risks and as such ultimately responsible for decisions taken in this field.
Capital risk management
The Company manages its capital to ensure that it will be able to continue as a going concern. This includes a regular review of cash flow forecasts and, if deemed appropriate, subsequent raising of funds through execution of equity and/or debt transactions. In doing so, the Board of Directors’ and Executive Committees’ strategy is to achieve a capital structure which takes into account the best interests of all stakeholders. Pharming’s capital structure includes cash and cash equivalents, debt and equity. Compared to last year there have been no significant changes in risk management policies.
Currency risk
This is the risk that the fair value of assets, liabilities and especially the future cash flows of financial instruments will fluctuate because of changes in foreign exchange rates. Pharming’s policy for the management of foreign currency risks is aimed at protecting the operating profit and positions held or recorded in foreign currencies, in particular of the United States dollar (U.S. dollar). Certain payments and sales of RUCONEST® in the United States are being and will be received in U.S. dollar. In 2022, repayments and interest payments of the loans were made in U.S. dollar. Some direct payments of U.S. activities are carried in U.S. dollar through the Dutch entities. At December 31, 2022 the Group’s cash and cash equivalents, including restricted cash, amounted to $208.7 million. This balance consists of cash assets denominated in euros for a total amount of
$150.3 million or €140.9 million (applying an exchange rate EUR/$ at 31 December 2022 of 1.0667 ) and cash assets in U.S. dollars for a total amount of $58.4 million. The U.S. dollar cash balance will be used for the commercialization activities of the U.S. organization and to cover the operating costs of the activities in the EU and RoW.
Cash and cash equivalents (including restricted cash), accounts receivables and inventories denominated in EUR amounted in total $82.1 million (€77.0 million), respectively $23.8 million (€22.3 million) for the trade and other payables denominated in EUR. Pharming performed a sensitivity analysis by applying an adjustment to the spot rate at year-end. As the balance of the cash and cash equivalents (including restricted cash) accounts receivables, inventories, trade and other payables, denominated in $, at year-end is $58.3 million, a 10% strengthening or weakening of the euro versus U.S. dollar would have an impact of $5.8 million on the Group’s gain (weakening of the euro) or loss (strengthening of the euro).
Interest rate risk
Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Pharming’s interest rate risk policy is aimed at minimizing the interest rate risks associated with the financing of the Company and thus at the same time optimizing the net interest costs. This policy translates into a certain desired profile of fixed-interest and floating interest positions, including those generated by cash and cash equivalents and those paid on finance lease liabilities. As the interest rate on the convertible bond is a fixed percentage, Pharming concluded that the total risk on interest is not material.
The issue of the Convertible Bonds due 2025 at a fixed interest rate of 3% p.a. replacing the Company’s previous debt facility has rendered this concern obsolescent. The interest on the vast majority of the Company’s financial instruments is now not variable with market interest rates. More information on the Convertible Bonds due 2025 can be found in Note 16.
Credit risk
Credit risk is defined as the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge obligations. Pharming manages credit risk exposure through the selection of financial institutions having a high credit rating, using credit rating reports issued by institutions such as Standard & Poor’s and Moody’s. The exposure to credit risk at December 31, 2022 is represented by the carrying amounts of cash and cash equivalents and trade and other receivables.
The carrying amounts of the cash and cash equivalents (including restricted cash) as at December 31, 2022 amounted to $208.7 million and was held through financial institutions with a BB+ to A rating or better from Standard & Poor’s, Baa3 to A1 ratings from Moody’s and BBB+ to A ratings from Fitch.
Trade and other receivables at December 31, 2022 amounted to $27.6 million. As at the date of these financial statements, these amounts have largely been settled, including receipts in cash and receipt of goods and services in exchange of prepaid expense items. Based on the credit ratings of cash and cash equivalents (including restricted cash) as well as the position taken with respect to trade and other receivables, the Company considers that this risk is adequately managed.
Liquidity risk
The liquidity risk refers to the risk that an entity will encounter difficulty in meeting obligations associated with financial liabilities. Pharming’s objective is to maintain a minimum level and certain ratio of cash and cash equivalents (including short-term deposits). The strategy of the Company is to repay its obligations through generation of cash income from operating activities such as product sales and licensing agreements. In case such cash flows are insufficient, the Company relies on financing cash flows as provided through the issuance of shares or incurring financial liabilities. Note 2 of these financial statements more extensively describes the Company’s going concern assessment.
The following table presents the financial liabilities at year-end 2022, showing the remaining undiscounted contractual amounts due including nominal interest. Liabilities denominated in foreign currency have been converted at the exchange rate at December 31, 2022.
Maturity profile of financial liabilities:

Amounts in $ ’000	2023	2024	2025	2026	2027 and onwards	Total	Prior year total
Trade and other payables	54,465	—	—	—	—	54,465	42,473
Other financial liabilities	—	—	—	—	—	—	165
Lease Liabilities	4,644	4,397	3,583	3,583	24,484	40,691	23,496
Convertible Bonds	4,000	4,000	135,338	—	—	143,338	156,550
Total	63,109	8,397	138,921	3,583	24,484	238,494	222,684
Fair value estimation
The Company uses the following hierarchy for determining the fair value of financial instruments measured at fair value:
•Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;
•Level 2: Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices);
•Level 3: Inputs for the asset or liability that are not based on observable market data or which are based on the probability of future events occurring (that is, unobservable inputs).
The following table presents the assets that are measured at fair value at year-end 2022 and 2021:

	2022			2021
Amounts in $ ’000	Level 1	Level 3	Total	Level 1	Level 3	Total
Investments in equity instruments designated as at FVTOCI	403	—	403	1,449	—	1,449
Investments in debt instruments designated as at FVTPL	—	6,827	6,827	—	—	—
Balance at December 31	403	6,827	7,230	1,449	—	1,449
The following table presents the liabilities that are measured at fair value at year-end 2022 and 2021:

	2022		2021
Amounts in $ ’000	Level 3	Total	Level 3	Total
Other financial liabilities	—	—	165	165
Balance at December 31	—	—	165	165
The following table includes carrying values and the estimated fair values of financial instruments:

	2022		2021
Amounts in $ ‘000	Carrying value	Fair value	Carrying value	Fair value
Assets:
Cash and cash equivalents, including restricted cash	208,654	208,654	192,963	192,963
Trade and other receivables	27,619	27,619	29,983	29,983
Liabilities:
Convertible Bond	133,386	133,386	140,886	140,886
Lease Liabilities	33,308	33,308	20,875	20,875
Other financial liabilities	—	—	165	165
Trade and other payables	54,465	54,465	42,473	42,473
The above fair values of financial instruments are based on internal calculations with the exception of the warrant and conversion option in the derivative financial liabilities as calculated by an independent valuator. Cash and cash equivalents, trade and other receivables as well as trade and other payables are stated at carrying amount, which approximates the fair value in view of the short maturity of these instruments. The fair values of finance lease liabilities and loans and borrowings (both non-current and current portion) are based on arm’s length transactions.
The table sets out an analysis for each of the period presented of the net position of the convertible bond, and Cash and cash equivalents, showing the remaining (discounted) contractual amounts due including nominal interest.

Amounts in $ ‘000	2022	2021
Cash and cash equivalents	208,654	192,963
Convertible bond - repayable within one year	(1,768)	(1,879)
Convertible bond - repayable after one year	(131,618)	(139,007)
Net debt	75,268	52,077

Cash and cash equivalents	208,654	192,963
Gross debt - fixed interest rates	(133,386)	(140,886)
Net debt	75,268	52,077
Reconciliation of liabilities arising from financing activities:

	2021	Cashflows	Non - Cash changes						2022
Amounts in $ ‘000			Acquisition	Interest Expense Accrued	Amortized costs	Fair Value Changes	Other
Convertible Bond	140,886	(3,952)	—	3,952	784	—	(8,284)	*	133,386
Other financial liabilities	165	—	(165)	—	—	—	—		—
Lease Liabilities	20,875	(3,311)	16,248	718	—	—	(1,222)		33,308
Total liabilities from financing activities	161,926	(7,263)	16,083	4,670	784	—	(9,506)		166,694
* Represents the translation effect of convertible bonds as reflected in the consolidated statement of comprehensive income